Cash at Banks (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents [Abstract]
Cash and bank balances	$ 205,866	$ 120,303
Deposits with original maturities of three months or less	36,280	13,136
Total cash and cash equivalents	$ 242,146	$ 133,439